Securities (Tables)	12 Months Ended
Dec. 31, 2025
Securities [Abstract]
Amortized Cost and Fair Value of Securities Available-for-sale
The following table summarizes the amortized cost and fair value of securities AFS and securities HTM at December 31, 2025 and 2024, and the corresponding amounts of gross unrealized gains and losses recognized in accumulated other comprehensive income (loss) and gross unrecognized gains and losses:
Securities Available for Sale	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2025
U.S. Government securities	$86,442	$575	$(238)	$86,779
U.S. Government sponsored entity securities	5,336	—	(212)	5,124
Agency mortgage-backed securities, residential	164,525	768	(3,290)	162,003
Total securities	$256,303	$1,343	$(3,740)	$253,906

December 31, 2024
U.S. Government securities	$169,203	$210	$(1,383)	$168,030
U.S. Government sponsored entity securities	6,406	—	(518)	5,888
Agency mortgage-backed securities, residential	105,961	—	(11,759)	94,202
Total securities	$281,570	$210	$(13,660)	$268,120

Amortized Cost and Fair Value of Securities Held-to-maturity
Securities Held to Maturity	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Estimated Fair Value	Allowance for Credit Losses
December 31, 2025
Obligations of states and political subdivisions	$5,453	$—	$(379)	$5,074	$(1)
Total securities	$5,453	$—	$(379)	$5,074	$(1)

December 31, 2024
Obligations of states and political subdivisions	$7,050	$1	$(631)	$6,420	$(1)
Total securities	$7,050	$1	$(631)	$6,420	$(1)

Amortized Cost and Fair Value of Securities by Contractual Maturity	Securities not due at a single maturity are shown separately.

	Available for Sale		Held to Maturity
Debt Securities:	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Due in one year or less	$45,881	$45,808	$633	$620
Due in one to five years	45,897	46,095	2,478	2,343
Due in five to ten years	—	—	2,342	2,111
Due after ten years	—	—	—	—
Agency mortgage-backed securities, residential	164,525	162,003	—	—
Total debt securities	$256,303	$253,906	$5,453	$5,074

Securities with Unrealized Losses in Continuous Unrealized Loss Position
The following table summarizes debt securities AFS in an unrealized loss position for which an ACL has not been recorded at December 31, 2025 and December 31, 2024, aggregated by major security type and length of time in a continuous unrealized loss position:
December 31, 2025	Less than 12 Months		12 Months or More		Total
Securities Available for Sale	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. Government securities	$—	$—	$16,755	$(238)	$16,755	$(238)
U.S. Government sponsored entity securities	—	—	5,124	(212)	5,124	(212)
Agency mortgage-backed securities, residential	35,475	(154)	46,121	(3,136)	81,596	(3,290)
Total available for sale	$35,475	$(154)	$68,000	$(3,586)	$103,475	$(3,740)

December 31, 2024	Less than 12 Months		12 Months or More		Total
Securities Available for Sale	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. Government securities	$31,418	$(329)	$26,802	$(1,054)	$58,220	$(1,383)
U.S. Government sponsored entity securities	—	—	5,889	(518)	5,889	(518)
Agency mortgage-backed securities, residential	4,694	(130)	89,467	(11,629)	94,161	(11,759)
Total available for sale	$36,112	$(459)	$122,158	$(13,201)	$158,270	$(13,660)

Allowance for Credit Losses for Held to Maturity Debt Securities
The following table presents the activity in the ACL for HTM debt securities for the years ended December 31, 2025 and 2024:

Held to Maturity Debt Securities	2025	2024
Allowance for credit losses:
Beginning balance	$1	$2
Provision for (recovery of) credit loss expense	—	(1)
Allowance for credit losses ending balance	$1	$1